Basis of preparation of financial statements and principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Ownership Interests in Subsidiaries

Subsidiaries included in the consolidated financial statements:

				Percentage of Ownership (%)
				December 31,
Name of investor	Name of investee	Main businesses	Location	2017	2018
The Company	ChipMOS U.S.A., Inc. (“ChipMOS USA”)	Research, development and marketing of semiconductors, circuits, and electronic related products	San Jose, USA	100	100
The Company	ChipMOS BVI	Holding company	British Virgin Islands	100	100

Impact on Depreciation Expenses of Current and Future Periods due to Change in Estimated Useful Lives of Certain Properties and Equipment

The impact on depreciation expenses of current and future periods were expected as follows:

	2016	2017	2018	2019
	NT$000	NT$000	NT$000	NT$000
Decrease in depreciation expenses	(119,737)	(605,259)	(391,669)	(164,863)

Estimated Useful Life for Depreciation of Individual Assets

Depreciation is provided on the straight-line method, based on the estimated useful life of the individual assets, as follows:

Buildings	5 to 51 years
Machinery and equipment	2 to 8 years
Tools	2 to 4 years
Other equipment	2 to 6 years